Revenue	12 Months Ended
Dec. 31, 2018
Disclosure of Revenue [Abstract]
Disclosure of revenue [text block]
30.	Revenue

	For the years ended December 31,
	2016	2017
	(in thousands)
Sale of goods	$318,243,539	329,584,136
Other operating revenue	10,845,497	11,444,131
	$329,089,036	341,028,267

Refer to note 29 for the disaggregation of revenue for the year ended December 31, 2018.